Credit Risk - Disclosure of Borrower Profile (Details) - Credit risk - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 175,239	£ 187,141
Percentage of residential mortgage loans	100.00%	100.00%
New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 12,164	£ 34,127
Percentage of residential mortgage loans	100.00%	100.00%
Home movers | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 73,075	£ 77,708
Percentage of residential mortgage loans	42.00%	41.00%
Home movers | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 5,009	£ 12,221
Percentage of residential mortgage loans	41.00%	36.00%
Remortgagers | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 49,084	£ 53,936
Percentage of residential mortgage loans	28.00%	29.00%
Remortgagers | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 3,901	£ 10,644
Percentage of residential mortgage loans	32.00%	31.00%
First-time buyers | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 37,495	£ 38,698
Percentage of residential mortgage loans	21.00%	21.00%
First-time buyers | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 3,015	£ 8,129
Percentage of residential mortgage loans	25.00%	24.00%
Buy-to-let | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 15,585	£ 16,799
Percentage of residential mortgage loans	9.00%	9.00%
Buy-to-let | New business
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 239	£ 3,133
Percentage of residential mortgage loans	2.00%	9.00%